CONVERTIBLE DEBENTURES (Details Narrative) - Bellridge Capital L.P. [Member] - USD ($)		9 Months Ended
	Nov. 27, 2017	Jan. 31, 2018	Jan. 31, 2017
Number of warrants issued (in shares)	7,894,737
Exercise price of warrants (in dollars per share)	$ 0.1
Description of warrants issued

Term of six months at an exercise price equal to the lesser of (i) $.10 per share and (ii) 70% of the lowest traded price of the Company’s common stock during the prior twenty consecutive trading days.

Warrants term (in years)	6 months
Warrants [Member]
Principal amount	$ 284,751
Purchase price of note	140,733
Shares [Member]
Principal amount	100,832
Purchase price of note	425,484
Convertible Note [Member]
Principal amount	140,733
Debt instrument, discount	$ 26,316
Conversion price (in dollars per share)	$ 0.063
Debt issuance costs, net	$ 60,000
Beneficial conversion feature	54,417
Carrying value of convertible debt	0
Securities Purchase Agreement [Member]
Accretion of discount		$ 12,161
Increase in carrying amount of loan		12,161
Accrued interest		$ 4,037	$ 0
Description of debt instrument

The first tranche was the $500,000 in form of the Note above. The next tranche of $500,000 will be due in 5 days after the Company receives its first comments concerning the registration statement to be filed and the final tranche of $500,000 will be funded upon the effectiveness of the registration statement that we will file covering the shares of our common stock issuable upon conversion of the notes.

Securities Purchase Agreement [Member] | Minimum [Member]
Principal amount		$ 500,000
Securities Purchase Agreement [Member] | Maximum [Member]
Principal amount		$ 1,500,000
Securities Purchase Agreement [Member] | Senior Secured Convertible Promissory Note [Member]
Principal amount	526,316
Purchase price of note	500,000
Debt instrument, discount	26,316
Legal fees on notes issued	10,000
Additional debt issuance costs	50,000
Debt issuance costs, net	$ 86,316
Number of shares issued (in shares)	2,793,296
Debt instrument, interest rate (in percent)	5.00%